Credit Acceptance [logo]
We change lives!
Silver Triangle Building
25505 West Twelve Mile Road, Suite 3000
Southfield, Michigan 48034-8339
(248) 353-2700
www.creditacceptance.com

August 24, 2004

U.S. Securities and Exchange Commission
Office of Mergers and Acquisitions
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Chris B. Edwards

         Re:  Credit Acceptance Corporation Schedule TO-I (File No. 5-45225)


We are providing this letter as requested in the Staff's comment letter dated August 19, 2004. We acknowledge that:

         i) the company is responsible for the adequacy and accuracy of the disclosure in the filings with the Commission;

         ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

         iii) the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                        Sincerely,

                                        Credit Acceptance Corporation

                                        By:   /s/ Douglas A. Busk
                                              Douglas A. Busk
                                              Chief Financial Officer